Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	December 31, 2025	December 31, 2024

Salary payable	$555,136	$764,758
Others	960,960	1,285,163
Subtotal	1,516,096	2,049,921
Less: Accruals and other payables from discontinued operations	-	70,812
Total accruals and other payables	$1,516,096	$1,979,109